Interest-Bearing Borrowings	12 Months Ended
Dec. 31, 2024
Interest-Bearing Borrowings [Abstract]
Interest-bearing borrowings
11	Interest-bearing borrowings

(a)	Borrowings under agreements to repurchase

Financial assets sold under agreements to repurchase are effectively short-term collateralized borrowings. In these transactions, the Group receives cash in exchange for transferring financial assets as collateral and recognizes an obligation to reacquire the financial assets for cash at the transaction’s maturity. These types of transactions create risks, including (1) fair value of the financial assets transferred may decline below the amount of obligation to reacquire the financial assets, and therefore create an obligation to pledge additional amounts, or to replace collaterals pledged, and (2) the Group does not have sufficient liquidity to repurchase the financial assets at the transaction’s maturity.

	Note	Fixed interest rate per annum	Term	December 31, 2023	December 31, 2024
				RMB	RMB
Repurchase agreements

Funds obtained from financial institutions	(i)	8.0% to 13.8%	Within 3 years	681,556,262	1,663,401,923
Interest payable to financial institutions	(i)			5,025,192	5,830,327
Total repurchase agreements				686,581,454	1,669,232,250

Funds obtained from financial institutions

In 2022, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB5,965,977 to an unrelated third-party transferee, Pingan Puhui Lixin Asset Management Co., Ltd (“Pingan Puhui”), with a 13.8% per annum rate of return. In 2023, the Group transferred additional loan principals, interests and financing service fee receivables with carrying amount of RMB78,506,284 to Pingan Puhui, with a 12.8% to 13.8% per annum rate of return. In 2024, the Group transferred additional loan principals, interests and financing service fee receivables with carrying amount of RMB 197,573,465 to Pingan Puhui, with a 12.8% to 13.8% per annum rate of return, a portion of them with carry amount of RMB101,872,043 is settled and repurchased back by the Group. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase: (a) the transferred loans which become overdue more than 360 days; (b) the remaining loan principals which are not matured upon the end of the term of the transfer. As of December 31, 2024, the amount of funds obtained from Pingan Puhui and the interest payable are RMB 154,094,997 and RMB 3,266,900, respectively.

In 2022, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB113,053,053 to an unrelated third-party transferee, China Foreign Economy and Trade Trust Co.,Ltd (“FOTIC”) , with a 12.5% per annum rate of return. In 2023, the Group transferred additional loan principals, interests and financing service fee receivables with carrying amount of RMB1,442,034,780 to FOTIC, with a 11.5% to 12.5% per annum rate of return. In 2024, the Group transferred additional loan principals, interests and financing service fee receivables with carrying amount of RMB1,220,808,014 to FOTIC, with a 11.5% to 12.5% per annum rate of return, a portion of them with carry amount of RMB1,506,610,663 is settled and repurchased back by the Group. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase: (a) the transferred loans which become overdue more than 913 days; (b) the remaining loan principals which are not matured upon the end of the term of the transfer. As of December 31, 2024, the amount of funds obtained from FOTIC and the interest payable are RMB604,731,147 and RMB732,799, respectively.

In 2023, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB60,330,828 to an unrelated third-party transferee, Shanghai Xingbo Enterprise Management Partnership (Limited Partnership) (“Shanghai Xingbo”), with a 12.5% per annum rate of return. In 2024, a portion of them with carry amount of RMB43,436,307 is settled and repurchased back by the Group. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase the remaining loan principals which are not matured two years after the date of transfer. As of December 31, 2024, the amount of funds obtained from Shanghai Xingbo and the interest payable are RMB15,483,298 and RMB 384,798 , respectively.

In 2023, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB143,964,403 to an unrelated third-party transferee, Zhonghai Trust Co.,Ltd. (“Zhonghai Trust”), with a 11.3% to 13.2% per annum rate of return. In 2024, the Group transferred additional loan principals, interests and financing service fee receivables with carrying amount of RMB 253,263,591 to Zhonghai Trust Co.,Ltd. (“Zhonghai Trust”), with a 11.3% to 13.2% per annum rate of return, a portion of them with carry amount of RMB132,241,088 is settled and repurchased back by the Group. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase: (a) the transferred loans which become overdue more than 720 days; (b) the remaining loan principals which are not matured upon the end of the term of the transfer. As of December 31, 2024, the amount of funds obtained from Zhonghai Trust and the interest payable are RMB264,986,906 and RMB188,600,000 , respectively.

In 2023, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB206,493,005 to an unrelated third-party transferee, Cofco Trust Co. Ltd. (“Cofco Trust”), with a 11.5% to 12.3% per annum rate of return. In 2024, the Group transferred additional loan principals, interests and financing service fee receivables with carrying amount of RMB 902,523,554 to Cofco Trust Co. Ltd. (“Cofco Trust”), with a 11.5% to 12.3% per annum rate of return, a portion of them with carry amount of RMB310,475,497 is settled and repurchased back by the Group. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase if the repayment of the transferred loans is not satisfactory for which the payback of the pledged assets is less than 10%, 20%, 30% and 70% of the initial remaining principal amount of the pledged assets at the agreed date. As of December 31, 2024, the amount of funds obtained from Cofco Trust and the interest payable are RMB 565,930,616 and RMB 194,750 , respectively.

In 2023, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB56,038,750 to an unrelated third-party transferee, Changzhou Huitong Investment Co. (“Changzhou Huitong”), with a 11.5% to 13.0% per annum rate of return. In 2024, a portion of them with carry amount of RMB26,311,503 is settled and repurchased back by the Group. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase the remaining loan principals which are not matured two years after the date of transfer. As of December 31, 2024, the amount of funds obtained from Changzhou Huitong and the interest payable are RMB10,993,097 and RMB 64,401 , respectively.

In 2024, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB 26,169,926 to an unrelated third-party transferee, Guangxi Jinkong Asset Management Co., Ltd. (“Guangxi Asset”), with a 12.0% to 12.5% per annum rate of return, a portion of them with carry amount of RMB6,581,146 is settled and repurchased back by the Group. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase the remaining loan principals which are not matured two years after the date of transfer. As of December 31, 2024, the amount of funds obtained from Guangxi Asset and the interest payable are RMB13,540,106 and RMB300,077, respectively.

In 2024, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB50,000,000 to an unrelated third-party transferee, Ruijing Financial Assets Management Company (“Jiangxi Ruijin”), with a 12.5% per annum rate of return. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase the remaining loan principals which are not matured two years after the date of transfer. As of December 31, 2024, the amount of funds obtained from Jiangxi Ruijin and the interest payable are RMB29,993,546 and RMB104,144, respectively.

In 2024, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB52,850,000 to an unrelated third-party transferee, Nanjing Zijin Asset Management Co., Ltd (“Zijin Asset”), with a 10.0% per annum rate of return. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase the remaining loan principals which are not matured two years after the date of transfer. As of December 31, 2024, the amount of funds obtained from Zijin Asset and the interest payable are RMB37,920,000 and RMB11,951, respectively.

In 2024, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB81,660,000 to an unrelated third-party transferee, Jiantou Holding Limited Liability Company (“Jiantou Holding”), with a 10.0% per annum rate of return, a portion of them with carry amount of RMB2,951,072 is settled and repurchased back by the Group. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase the remaining loan principals which are not matured two years after the date of transfer. As of December 31, 2024, the amount of funds obtained from Jiantou Holding and the interest payable are RMB42,115,116 and RMB372,784, respectively.

	December 31, 2023	December 31, 2024
	RMB	RMB
Underlying collateral types of gross obligations
Repurchase agreements:
Loans principal, interest and financing service fee receivables	681,556,262	1,663,401,923
Total repurchase agreements	681,556,262	1,663,401,923

The below table provides the contractual maturities of the gross obligations under repurchase agreements.

	Overnight	Up to 30 days	30 to 90 days	Greater than 90 days	Total gross obligations
	RMB	RMB	RMB	RMB	RMB

Repurchase agreements
As of December 31, 2024	2,781,180	7,955,491	10,308,988	1,642,356,264	1,663,401,923
As of December 31, 2023	-	-	-	681,556,262	681,556,262
(b)	Other borrowings

Other borrowings	Note	Fixed interest rate per annum	Term	December 31, 2023	December 31, 2024
				RMB	RMB
Short-term:
Investors of consolidated VIEs	(i)	6.0% to 8.5%	Less than 1 year	6,428,349,468	5,354,881,238

Long-term:
Investors of consolidated VIEs	(i)	8.0% to 8.7%	1 - 5 years	1,679,000,689	459,550,000

Commercial bank A	(ii)	4.5%	10 years	74,870,833	67,320,834

Commercial bank B	(iii)	4.1%	30 years	22,250,000	21,830,983

Interest payable to
Investors of consolidated VIEs	(i)			39,144,391	29,703,862
Total				8,243,615,381	5,933,286,917

1.	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2024, the borrowings from VIEs have principal RMB 5,814,431,238, bearing interests from 6.0% to 8.7% per year.

2.	In December 2022, the Group entered into a 10-year loan agreement with a commercial bank in the PRC, with total principal of RMB75,500,000. The borrowing bear annual interest rate of 4.5% in 2024 and were secured by the Group’s recently purchased office buildings. As of December 31, 2024, the outstanding loan principal was RMB 67,320,834.

3.	In November 2023, the Group entered into a 30-year loan agreement with a commercial bank in the PRC, with total principal of RMB22,250,000. The borrowing bear annual interest rate of 4.1% and were secured by the Group’s recently purchased real estate property. As of December 31, 2024, the outstanding loan principal was RMB 21,830,983.

Aggregate annual maturities of long-term borrowing obligations (based on final maturity dates) are as follows:

	December 31, 2024
	2025	2026	2027	2028	2029	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Investors of consolidated VIEs		435,100,000	-	-	-	24,450,000	459,550,000

Commercial bank A	7,550,000	7,550,000	7,550,000	7,550,000	7,550,000	29,570,834	67,320,834

Commercial bank B	402,531	419,349	436,869	455,121	1,290,140	18,826,973	21,830,983

Total	7,952,531	443,069,349	7,986,869	8,005,121	8,840,140	72,847,807	548,701,817

	December 31, 2023
	2024	2025	2026	2027	2028	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Investors of consolidated VIEs	-	1,240,300,000	98,400,000	2,350,689	-	337,950,000	1,679,000,689

Commercial bank A	7,550,000	7,550,000	7,550,000	7,550,000	7,550,000	37,120,833	74,870,833

Commercial bank B	386,388	402,531	419,349	436,869	455,121	20,149,742	22,250,000

Total	7,936,388	1,248,252,531	106,369,349	10,337,558	8,005,121	395,220,575	1,776,121,522
(c)	Pledged assets

The Group pledges certain assets to secure borrowings under agreements to repurchase and other borrowings. The table provides the total carrying amounts of pledged assets by asset types.

	December 31, 2023	December 31, 2024
	RMB	RMB
Loans principal, interest and financing service fee receivables	2,163,917,080	2,760,756,311

Office buildings	151,111,771	1,347,933,178

Real estate property	44,500,000	43,071,871
Total	2,359,528,851	2,938,621,500